Basis of Presentation and Consolidation - Changes in Accounting Policy (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Error Corrections and Prior Period Adjustments Restatement [Line Items]
General and administrative	$ 43,110	$ 20,915
Cost of merchant solutions revenues	(140,357)	$ (67,447)
Restatement adjustment
Error Corrections and Prior Period Adjustments Restatement [Line Items]
General and administrative	2,184
Cost of merchant solutions revenues	$ 2,184